Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%), 4.53%,
05/25/37
(a)
....................... USD 41 $ 6,451
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.75%, 05/25/35
(a)
....... 43 35,789
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 49 3,246
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 35 2,473
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
6.00%, 08/25/34 ................. —
(b)
61
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.55%, 03/25/37 ................. 9 8,042
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.55%, 03/25/37 ................. 11 10,715
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.43%, 10/25/36
(a)
.................. 14 14,048
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.47%, 05/25/37 ................. 122 82,467
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.54%, 05/25/37 ................. 55 37,422
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ....... 36 6,876
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term SOFR
at 0.22% Floor + 0.33%), 4.49%, 12/25/25
(a)
. —
(b)
380
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
....................... 7 7,546
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.30%, 01/25/29
(c)
1 2,441
Series 2006-S5, Class A5, 6.16%, 06/25/35 . 1 1,741
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.44%, 05/15/35 ........... 1 647
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.41%, 11/15/36 ............ 2 2,368
First Franklin Mortgage Loan Trust, Series 2006-
FFH1, Class M2, (1-mo. CME Term SOFR at
0.60% Floor + 0.71%), 4.87%, 01/25/36
(a)
.. 42 37,978
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.67%,
01/25/47 ...................... 18 8,756
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.65%, 02/25/47 ................. 25 24,680
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.57%, 05/25/37
(a)
........... 26 22,075
IXIS Real Estate Capital Trust, Series 2007-HE1,
Class A4, (1-mo. CME Term SOFR at 0.23%
Floor + 0.34%), 4.50%, 05/25/37
(a)
....... 580 117,710
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
USD 14 $ 13,676
Series 2002-A, Class C, 0.00%, 06/15/33 .. 2 2,485
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.57%,
06/25/36 ...................... 19 9,137
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.59%,
08/25/36 ...................... 12 4,820
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.75%,
05/25/37
(a)
....................... 9 6,405
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.87%,
12/25/34
(a)
....................... 78 74,584
Oakwood Mortgage Investors, Inc., Series 2001-
D, Class A4, 6.93%, 09/15/31
(a)
......... 7 2,818
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.48%, 03/25/37
(a)
................ 40 35,082
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
..................... 26 22,350
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
..................... 27 24,688
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. CME Term
SOFR at 1.20% Floor and 18.00% Cap +
1.31%), 5.46%, 10/15/37
(a) (d)
........... 2 1,650
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(c)
.............. 23 20,766
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR at
0.32% Floor + 0.43%), 4.59%, 07/25/36
(a)
.. 15 3,118
Total Asset-Backed Securities — 0 .1%
(Cost: $ 969,902 ) ................................. 655,491
Shares
Shares
Common Stocks
Aerospace & Defense — 1.7%
Aselsan Elektronik Sanayi ve Ticaret A/S
(e)
.... 9,190 47,620
BAE Systems plc ..................... 70,476 1,961,800
Bharat Electronics Ltd. ................. 43,764 199,207
Curtiss-Wright Corp. ................... 1,129 612,979
Elbit Systems Ltd. .................... 17 8,649
Embraer SA ........................ 4,101 61,597
General Dynamics Corp. ................ 651 221,991
Hindustan Aeronautics Ltd.
(f)
............. 127 6,786
Kongsberg Gruppen ASA
(e)
.............. 379 12,112
Leonardo SpA ....................... 1,250 79,983
Lockheed Martin Corp. ................. 1,370 683,918
Northrop Grumman Corp. ............... 728 443,585
Rolls-Royce Holdings plc ............... 53,890 866,242
RTX Corp. ......................... 4,546 760,682
Safran SA .......................... 4,728 1,677,821
Thales SA .......................... 963 304,418
7,949,390

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics — 0.5%
CJ Logistics Corp. .................... 2,028 $ 121,757
FedEx Corp. ........................ 9,684 2,283,584
United Parcel Service, Inc. , Class B ........ 1,148 95,892
2,501,233
Automobile Components — 0.5%
Apollo Tyres Ltd. ..................... 2,766 14,738
BorgWarner, Inc. ..................... 50,082 2,201,605
HL Mando Co. Ltd. .................... 1,541 36,935
2,253,278
Automobiles — 1.0%
BYD Co. Ltd. , Class A .................. 8,900 137,073
BYD Co. Ltd. , Class H ................. 3,500 49,471
Mercedes-Benz Group AG ............... 7,984 503,231
Tesla, Inc.
(e)
......................... 7,418 3,298,933
Toyota Motor Corp. ................... 36,900 708,719
XPeng, Inc. , Class A
(e)
................. 3,500 41,125
4,738,552
Banks — 4.3%
Banca Monte dei Paschi di Siena SpA
(e)
...... 23,916 212,809
Banco Bilbao Vizcaya Argentaria SA ........ 15,774 303,959
Banco Santander SA .................. 39,871 418,419
Bank Hapoalim BM ................... 3,896 79,195
Bank of America Corp. ................. 60,863 3,139,922
Bank Polska Kasa Opieki SA ............. 2,805 135,182
Barclays plc ........................ 13,811 71,062
BAWAG Group AG
(d) (f)
.................. 1,312 172,965
BNP Paribas SA ..................... 5,213 476,796
BOC Hong Kong Holdings Ltd. ............ 1,000 4,685
BPER Banca SpA .................... 3,852 42,843
Citigroup, Inc. ....................... 11,120 1,128,680
Commonwealth Bank of Australia .......... 10,542 1,164,191
Credit Agricole SA .................... 37,053 730,169
DBS Group Holdings Ltd. ............... 45,500 1,804,430
DNB Bank ASA ...................... 2,419 65,932
Grupo Cibest SA
(e)
.................... 4,068 62,777
Grupo Financiero Banorte SAB de CV , Class O 14,769 148,775
ICICI Bank Ltd. ...................... 2,046 31,008
Intesa Sanpaolo SpA .................. 181,054 1,198,428
Israel Discount Bank Ltd. , Class A ......... 3,745 37,000
Japan Post Bank Co. Ltd. ............... 31,500 385,715
JPMorgan Chase & Co. ................ 7,052 2,224,412
Mizuho Financial Group, Inc. ............. 48,700 1,637,093
NatWest Group plc .................... 16,450 116,192
Nordea Bank Abp .................... 16,247 267,487
PNC Financial Services Group, Inc. (The) .... 10,327 2,075,004
Societe Generale SA .................. 277 18,442
Standard Chartered plc ................. 9,358 181,616
State Bank of India .................... 4,480 43,979
Sumitomo Mitsui Financial Group, Inc. ....... 41,300 1,161,888
Sumitomo Mitsui Trust Group, Inc. ......... 300 8,707
UniCredit SpA ....................... 1,936 147,320
US Bancorp ........................ 21,833 1,055,189
20,752,271
Beverages — 0.5%
Ambev SA ......................... 73,244 166,105
Coca-Cola Femsa SAB de CV ............ 6,543 54,288
Heineken NV ....................... 116 9,084
Monster Beverage Corp.
(e)
............... 5,358 360,647
PepsiCo, Inc. ....................... 10,936 1,535,852
Radico Khaitan Ltd. ................... 828 26,922
United Spirits Ltd. .................... 1,787 26,650
2,179,548
Security
Shares
Shares Value
Biotechnology — 0.8%
AbbVie, Inc. ........................ 5,885 $ 1,362,613
Alkermes plc
(e)
....................... 1,973 59,190
Alnylam Pharmaceuticals, Inc.
(e)
........... 88 40,128
Amgen, Inc. ........................ 1,164 328,481
BeOne Medicines Ltd. , Class H
(e)
.......... 3,000 80,050
BioMarin Pharmaceutical, Inc.
(e)
........... 1,350 73,116
CSL Ltd. ........................... 562 73,929
Genmab A/S
(e)
....................... 669 206,419
Gilead Sciences, Inc. .................. 4,107 455,877
Hugel, Inc.
(e)
........................ 449 96,479
Incyte Corp.
(e)
....................... 561 47,578
Innovent Biologics, Inc.
(d) (e) (f)
.............. 15,000 186,767
Moderna, Inc.
(e)
...................... 5,422 140,050
Natera, Inc.
(e)
....................... 1,229 197,832
Neurocrine Biosciences, Inc.
(e)
............ 880 123,534
PharmaResearch Co. Ltd. ............... 28 12,035
Regeneron Pharmaceuticals, Inc. .......... 555 312,060
Seegene, Inc. ....................... 693 12,249
United Therapeutics Corp.
(e)
.............. 77 32,279
Vertex Pharmaceuticals, Inc.
(e)
............ 428 167,622
4,008,288
Broadline Retail — 2.3%
Alibaba Group Holding Ltd. .............. 50,700 1,133,861
Amazon.com, Inc.
(e)
................... 33,569 7,370,745
Coupang, Inc. , Class A
(e)
................ 5,354 172,399
eBay, Inc. .......................... 5,969 542,880
JD.com, Inc. , Class A .................. 18,450 323,253
MercadoLibre, Inc.
(e)
................... 416 972,167
Poya International Co. Ltd. .............. 1,010 15,561
Sea Ltd. , ADR, Class A
(e)
................ 368 65,773
Wesfarmers Ltd. ..................... 4,238 257,812
10,854,451
Capital Markets — 2.3%
Ameriprise Financial, Inc. ............... 1,025 503,531
Charles Schwab Corp. (The) ............. 22,811 2,177,766
China International Capital Corp. Ltd. , Class A . 177,900 924,023
CME Group, Inc. , Class A ............... 761 205,615
East Money Information Co. Ltd. , Class A ..... 4,200 16,032
Hithink RoyalFlush Information Network Co. Ltd. ,
Class A ......................... 200 10,482
IG Group Holdings plc
(e)
................ 647 9,384
Interactive Brokers Group, Inc. , Class A ...... 612 42,112
Intercontinental Exchange, Inc. ........... 2,465 415,303
London Stock Exchange Group plc ......... 1,883 215,948
Macquarie Group Ltd. .................. 1,170 169,826
Moody's Corp. ....................... 3,719 1,772,029
Morgan Stanley ...................... 17,060 2,711,858
Multi Commodity Exchange of India Ltd. ..... 222 19,472
Nasdaq, Inc. ........................ 250 22,113
Nippon Life India Asset Management Ltd.
(d) (f)
.. 2,667 26,103
S&P Global, Inc. ..................... 3,747 1,823,702
11,065,299
Chemicals — 0.6%
Asahi Kasei Corp. .................... 5,200 40,871
Chambal Fertilisers & Chemicals Ltd. ....... 1,888 10,860
Coromandel International Ltd. ............ 2,945 74,607
Corteva, Inc. ........................ 8,742 591,222
DSM-Firmenich AG ................... 1,574 134,291
DuPont de Nemours, Inc. ............... 7,333 571,241
Givaudan SA (Registered) ............... 231 942,259
KCC Corp. ......................... 251 68,759
LG Chem Ltd. ....................... 1,556 308,895
Orica Ltd. .......................... 697 9,734

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Pidilite Industries Ltd. .................. 794 $ 13,124
Solar Industries India Ltd. ............... 1,239 186,108
SRF Ltd. .......................... 863 27,437
Sumitomo Chemical Co. Ltd.
(e)
............ 4,600 14,480
UPL Ltd. ........................... 1,756 12,964
Zhejiang NHU Co. Ltd. , Class A ........... 28,200 94,367
3,101,219
Commercial Services & Supplies — 0.1%
Cintas Corp. ........................ 681 139,782
GFL Environmental, Inc. ................ 2,368 112,232
Waste Management, Inc. ................ 1,148 253,513
505,527
Communications Equipment — 0.4%
Accton Technology Corp. ............... 2,000 69,162
Arcadyan Technology Corp. .............. 13,000 93,951
Arista Networks, Inc.
(e)
................. 476 69,358
Nokia OYJ ......................... 125,712 604,524
Suzhou TFC Optical Communication Co. Ltd. ,
Class A ......................... 1,700 40,226
Telefonaktiebolaget LM Ericsson , Class B .... 93,121 771,601
WNC Corp. ......................... 1,000 3,843
Zhongji Innolight Co. Ltd. , Class A ......... 2,400 136,796
1,789,461
Construction & Engineering — 0.9%
ACS Actividades de Construccion y Servicios
SA
(e)
........................... 1,416 113,504
AECOM ........................... 5,869 765,728
Budimex SA ........................ 43 6,028
Cemindia Projects Ltd. ................. 2,928 26,715
Eiffage SA ......................... 3,089 395,756
HDC Hyundai Development Co-Engineering &
Construction ...................... 1,475 21,409
Hyundai Engineering & Construction Co. Ltd.
(e)
. 850 32,974
KEC International Ltd. ................. 6,721 66,179
MasTec, Inc.
(e)
....................... 4,581 974,883
NCC Ltd. .......................... 1,559 3,643
Obayashi Corp. ...................... 17,300 283,954
Samsung E&A Co. Ltd. ................. 5,776 110,417
Skanska AB , Class B .................. 2,519 65,383
Stantec, Inc. ........................ 8,016 864,498
Worley Ltd. ......................... 36,083 335,210
4,066,281
Construction Materials — 0.0%
Shree Cement Ltd. .................... 40 13,188
UltraTech Cement Ltd. ................. 94 12,943
26,131
Consumer Finance — 0.6%
American Express Co. ................. 8,106 2,692,489
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp. ................ 1,759 1,628,183
Dino Polska SA
(d) (e) (f)
................... 1,548 18,659
E-MART, Inc. ........................ 357 19,221
J Sainsbury plc ...................... 8,298 37,310
Koninklijke Ahold Delhaize NV ............ 3,814 154,332
Loblaw Cos. Ltd. ..................... 2,524 97,626
Migros Ticaret A/S .................... 11,894 127,301
Sprouts Farmers Market, Inc.
(e)
............ 552 60,058
Tesco plc .......................... 83,315 499,364
Walmart, Inc. ........................ 33,155 3,416,954
6,059,008
Security
Shares
Shares Value
Diversified REITs — 0.0%
British Land Co. plc (The) ............... 3,656 $ 17,190
Diversified Telecommunication Services — 1.1%
AT&T, Inc. .......................... 26,531 749,235
Deutsche Telekom AG (Registered) ........ 59,474 2,026,248
Koninklijke KPN NV ................... 11,573 55,545
Telefonica Brasil SA ................... 50,727 324,153
Verizon Communications, Inc. ............ 43,710 1,921,055
5,076,236
Electric Utilities — 0.3%
CPFL Energia SA ..................... 15,815 116,631
Edison International ................... 8,598 475,297
EDP SA ........................... 1,229 5,833
Energisa SA ........................ 7,197 68,843
Entergy Corp. ....................... 6,199 577,685
Tenaga Nasional Bhd.
(e)
................ 2,700 8,488
1,252,777
Electrical Equipment — 1.5%
ABB Ltd. (Registered) .................. 34,304 2,482,352
AMETEK, Inc. ....................... 10,935 2,055,780
Bizlink Holding, Inc. ................... 16,121 549,697
CS Wind Corp. ...................... 1,993 59,618
GE Vernova T&D India Ltd. .............. 9,532 317,827
Hitachi Energy India Ltd. ................ 1,329 269,440
LS Corp. .......................... 118 14,082
Siemens Energy AG
(e)
.................. 13,699 1,610,716
7,359,512
Electronic Equipment, Instruments & Components — 0.5%
Chroma ATE, Inc. ..................... 41,000 782,443
Delta Electronics, Inc. .................. 24,000 676,083
Keysight Technologies, Inc.
(e)
............. 2,831 495,199
LG Innotek Co. Ltd.
(e)
.................. 155 20,801
Lotes Co. Ltd. ....................... 1,000 51,116
Murata Manufacturing Co. Ltd. ............ 11,200 212,621
Primax Electronics Ltd. ................. 1,000 2,587
Sinbon Electronics Co. Ltd. .............. 1,000 7,579
Zebra Technologies Corp. , Class A
(e)
........ 300 89,148
2,337,577
Energy Equipment & Services — 0.2%
Schlumberger NV .................... 9,608 330,227
TechnipFMC plc ...................... 13,161 519,201
849,428
Entertainment — 0.5%
NetEase, Inc. ....................... 2,400 72,894
Netflix, Inc.
(e)
........................ 1,612 1,932,659
PVR Inox Ltd.
(e)
...................... 1,304 15,792
ROBLOX Corp. , Class A
(e)
............... 1,799 249,197
Spotify Technology SA
(e)
................ 418 291,764
2,562,306
Financial Services — 1.4%
Bajaj Finserv Ltd. ..................... 1,240 28,016
Berkshire Hathaway, Inc. , Class B
(e)
........ 1,004 504,751
Block, Inc. , Class A
(e)
.................. 1,511 109,200
Essent Group Ltd. .................... 849 53,962
Fidelity National Information Services, Inc. .... 1,200 79,128
Fiserv, Inc.
(e)
........................ 610 78,647
Industrivarden AB , Class A .............. 308 12,236
Klarna Group plc
(e) (g)
................... 1,589 58,237
Mastercard, Inc. , Class A ................ 2,960 1,683,678
MGIC Investment Corp. ................ 918 26,044
One 97 Communications Ltd.
(e)
............ 21,623 273,888
ORIX Corp. ......................... 20,300 532,793

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Pagseguro Digital Ltd. , Class A ........... 7,008 $ 70,080
Visa, Inc. , Class A .................... 8,999 3,072,079
6,582,739
Food Products — 0.4%
AVI Ltd. ........................... 7,425 42,529
Danone SA ......................... 18,814 1,639,325
MBRF Global Foods Co. SA
(e)
............ 19,714 71,859
Tyson Foods, Inc. , Class A .............. 801 43,495
1,797,208
Gas Utilities — 0.0%
ENN Energy Holdings Ltd. ............... 11,400 94,002
Ground Transportation — 0.2%
Uber Technologies, Inc.
(e)
............... 8,384 821,380
Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp.
(e)
................ 11,152 1,088,770
Intuitive Surgical, Inc.
(e)
................. 749 334,975
Medtronic plc ....................... 6,578 626,489
Stryker Corp. ....................... 28 10,351
2,060,585
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd. ........... 658 54,947
Cardinal Health, Inc. ................... 1,802 282,842
Cigna Group (The) .................... 2,203 635,015
Dr Lal PathLabs Ltd.
(d) (f)
................. 2,215 77,987
Elevance Health, Inc. .................. 1,501 485,003
Fortis Healthcare Ltd. .................. 41,280 451,350
McKesson Corp. ..................... 358 276,569
Sonic Healthcare Ltd. .................. 6,200 87,816
UnitedHealth Group, Inc. ................ 1,790 618,087
2,969,616
Health Care Technology — 0.0%
Pro Medicus Ltd. ..................... 133 27,078
Veeva Systems, Inc. , Class A
(e)
........... 668 199,004
226,082
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc. , Class A
(e)
.................. 11,760 1,427,899
Aristocrat Leisure Ltd. .................. 8,521 394,467
Booking Holdings, Inc. ................. 434 2,343,283
Chipotle Mexican Grill, Inc.
(e)
............. 2,523 98,876
McDonald's Corp. .................... 1,544 469,206
Meituan , Class B
(d) (e) (f)
.................. 32,020 427,748
Trip.com Group Ltd. ................... 1,257 95,328
5,256,807
Household Durables — 0.6%
Amber Enterprises India Ltd.
(e)
............ 69 6,295
Crompton Greaves Consumer Electricals Ltd. .. 33,385 109,546
Dixon Technologies India Ltd.
(e) (f)
........... 2,219 407,849
Garmin Ltd. ......................... 882 217,166
NVR, Inc.
(e)
......................... 30 241,040
Panasonic Holdings Corp. ............... 27,400 297,402
Sony Group Corp. .................... 57,500 1,652,935
2,932,233
Household Products — 0.4%
Procter & Gamble Co. (The) ............. 12,479 1,917,398
Unicharm Corp. ...................... 5,100 33,086
1,950,484
Independent Power and Renewable Electricity Producers — 0.0%
ReNew Energy Global plc , Class A
(e)
........ 6,735 51,860
Security
Shares
Shares Value
Industrial Conglomerates — 0.7%
CJ Corp. .......................... 1,004 $ 131,416
Hitachi Ltd. ......................... 1,400 37,090
Honeywell International, Inc. ............. 11,692 2,461,166
KOC Holding A/S ..................... 7,105 29,600
Samsung C&T Corp. .................. 360 47,408
Smiths Group plc ..................... 18,355 581,948
3,288,628
Industrial REITs — 0.0%
Prologis, Inc. ........................ 605 69,285
Insurance — 1.8%
AIA Group Ltd. ...................... 248,200 2,378,740
Allianz SE (Registered) ................. 337 141,785
Allstate Corp. (The) ................... 1,409 302,442
AXA SA ........................... 10,616 509,091
Fairfax Financial Holdings Ltd. ............ 204 356,901
Hartford Insurance Group, Inc. (The) ........ 9,173 1,223,587
Max Financial Services Ltd.
(e)
............. 1,866 33,121
MetLife, Inc. ........................ 14,382 1,184,645
NN Group NV ....................... 5,653 398,636
Ping An Insurance Group Co. of China Ltd. ,
Class H ......................... 59,000 401,382
Sampo OYJ , Class A .................. 19,257 221,397
Sony Financial Group, Inc.
(e)
............. 59,100 65,540
Travelers Cos., Inc. (The) ............... 4,433 1,237,782
8,455,049
Interactive Media & Services — 3.0%
Alphabet, Inc. , Class A ................. 14,033 3,411,422
Alphabet, Inc. , Class C ................. 11,205 2,728,978
Auto Trader Group plc
(d) (f)
............... 29,792 316,489
Meta Platforms, Inc. , Class A ............. 5,214 3,829,057
NAVER Corp. ....................... 1,426 273,631
REA Group Ltd. ...................... 1,781 272,347
Tencent Holdings Ltd. .................. 43,500 3,706,618
14,538,542
IT Services — 0.5%
Accenture plc , Class A ................. 4,781 1,178,994
Cognizant Technology Solutions Corp. , Class A . 841 56,406
GoDaddy, Inc. , Class A
(e)
................ 1,213 165,975
HCL Technologies Ltd. ................. 7,544 117,773
Infosys Ltd. ......................... 52,272 850,177
Tata Consultancy Services Ltd. ........... 2,882 93,807
VeriSign, Inc. ....................... 391 109,312
Wix.com Ltd.
(e)
....................... 127 22,559
2,595,003
Life Sciences Tools & Services — 0.0%
QIAGEN NV ........................ 202 9,010
Machinery — 0.4%
Amada Co. Ltd. ...................... 30,200 371,138
Caterpillar, Inc. ...................... 1,364 650,833
Cummins India Ltd. ................... 3,163 139,971
GEA Group AG ...................... 1,515 112,007
HD Hyundai Heavy Industries Co. Ltd. ....... 94 34,526
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. ......................... 25 7,325
Hyundai Rotem Co. Ltd. ................ 259 40,487
Shenzhen Inovance Technology Co. Ltd. , Class
A
(e)
............................ 500 5,899
Techtronic Industries Co. Ltd. ............. 16,000 204,532
Wartsila OYJ Abp ..................... 6,968 209,003
1,775,721

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation — 0.0%
Kuehne + Nagel International AG (Registered) . 426 $ 79,721
Media — 0.5%
Comcast Corp. , Class A ................ 48,922 1,537,129
Fox Corp. , Class A .................... 447 28,188
Fox Corp. , Class B .................... 4,233 242,508
Informa plc ......................... 61,275 758,971
2,566,796
Metals & Mining — 1.0%
Anglo American plc ................... 5,614 210,949
BHP Group Ltd. ...................... 2,846 79,504
Boliden AB
(e)
........................ 1,402 57,227
Endeavour Mining plc .................. 6,751 283,584
First Quantum Minerals Ltd.
(e)
............ 299 6,763
Freeport-McMoRan, Inc. ................ 23,083 905,315
Hindustan Zinc Ltd. ................... 21,337 115,955
Hudbay Minerals, Inc. .................. 1,047 15,859
Hyundai Steel Co. .................... 4,905 118,688
Newmont Corp. ...................... 4,382 369,446
OceanaGold Corp. .................... 1,235 26,365
Rio Tinto plc ........................ 1,452 95,690
Teck Resources Ltd. , Class B ............ 226 9,914
Vale SA ........................... 1,543 16,693
Wheaton Precious Metals Corp. ........... 20,610 2,306,389
4,618,341
Multi-Utilities — 0.5%
Consolidated Edison, Inc. ............... 8,896 894,226
E.ON SE .......................... 44,196 832,452
Engie SA .......................... 41,322 888,280
2,614,958
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA ........................ 4,862 123,394
BP plc ............................ 30,415 174,632
Canadian Natural Resources Ltd. .......... 19,933 637,363
Chevron Corp. ....................... 14,230 2,209,777
Devon Energy Corp. ................... 1,379 48,348
ENEOS Holdings, Inc. ................. 155,600 985,447
Expand Energy Corp. .................. 294 31,235
Petronet LNG Ltd. .................... 2,532 7,953
Repsol SA ......................... 35,984 639,875
Santos Ltd. ......................... 71,133 315,892
Shell plc ........................... 66,240 2,360,862
Suncor Energy, Inc. ................... 15,625 653,877
TotalEnergies SE ..................... 779 47,448
Var Energi ASA ...................... 74,109 247,413
8,483,516
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 15,615 886,152
International Consolidated Airlines Group SA .. 44,840 233,542
1,119,694
Pharmaceuticals — 2.3%
Alkem Laboratories Ltd. ................ 97 5,928
Astellas Pharma, Inc. .................. 8,300 90,470
AstraZeneca plc ..................... 5,063 775,657
Bristol-Myers Squibb Co. ................ 24,571 1,108,152
Daiichi Sankyo Co. Ltd. ................. 12,600 283,503
Eli Lilly & Co. ....................... 1,318 1,005,634
GSK plc ........................... 9,308 199,861
Johnson & Johnson ................... 3,899 722,953
Novartis AG (Registered) ............... 16,860 2,167,832
Pfizer, Inc. ......................... 96,269 2,452,934
Sanofi SA .......................... 6,738 638,048
Security
Shares
Shares Value
Pharmaceuticals (continued)
Strides Pharma Science Ltd. ............. 2,221 $ 20,583
Sun Pharmaceutical Industries Ltd. ......... 646 11,629
Takeda Pharmaceutical Co. Ltd. ........... 41,100 1,207,123
Zydus Lifesciences Ltd. ................ 10,080 111,744
10,802,051
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp. ......... 61 6,097
Bureau Veritas SA .................... 976 30,613
Computer Age Management Services Ltd. .... 317 13,421
ExlService Holdings, Inc.
(e)
.............. 418 18,405
Experian plc ........................ 19,516 980,233
Intertek Group plc .................... 7,229 460,154
Recruit Holdings Co. Ltd. ............... 19,500 1,048,396
SGS SA (Registered) .................. 95 9,872
Verisk Analytics, Inc. ................... 1,366 343,563
Wolters Kluwer NV .................... 739 100,873
3,011,627
Real Estate Management & Development — 0.3%
Allos SA ........................... 41,346 200,894
FirstService Corp. .................... 2,040 388,680
Mitsui Fudosan Co. Ltd. ................ 71,100 774,002
1,363,576
Residential REITs — 0.0%
Invitation Homes, Inc. .................. 291 8,535
Retail REITs — 0.2%
Kimco Realty Corp. ................... 18,924 413,490
Klepierre SA ........................ 1,224 47,785
Link REIT .......................... 2,500 12,845
RioCan REIT
(g)
...................... 16,790 228,620
Simon Property Group, Inc. .............. 2,414 453,035
1,155,775
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.
(e)
........... 1,862 301,253
Analog Devices, Inc. ................... 2,490 611,793
ASPEED Technology, Inc.
(e)
.............. 1,000 166,323
Bestechnic Shanghai Co. Ltd. , Class A ...... 6,240 261,006
Broadcom, Inc. ...................... 11,098 3,661,341
Elan Microelectronics Corp. .............. 17,000 72,810
Intel Corp.
(e)
........................ 18,825 631,579
King Yuan Electronics Co. Ltd. ............ 44,000 238,055
KLA Corp. .......................... 36 38,830
Lam Research Corp. .................. 12,671 1,696,647
Marvell Technology, Inc. ................ 2,814 236,573
MediaTek, Inc. ....................... 20,000 867,395
Micron Technology, Inc. ................. 603 100,894
NVIDIA Corp. ....................... 81,911 15,282,954
OmniVision Integrated Circuits Group, Inc. , Class
A ............................. 9,600 204,425
Parade Technologies Ltd. ............... 7,000 171,193
Phison Electronics Corp. ................ 11,000 255,706
QUALCOMM, Inc. .................... 3,120 519,043
Rambus, Inc.
(e)
...................... 1,168 121,706
Realtek Semiconductor Corp.
(e)
........... 12,000 217,242
Rockchip Electronics Co. Ltd. ............ 11,500 366,058
Skyworks Solutions, Inc. ................ 176 13,548
Taiwan Semiconductor Manufacturing Co. Ltd. . 80,000 3,475,026
Tokyo Electron Ltd. ................... 6,200 1,099,055
30,610,455
Software — 5.2%
Adobe, Inc.
(e)
........................ 3,583 1,263,903
Birlasoft Ltd. ........................ 10,292 40,961

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Dropbox, Inc. , Class A
(e)
................ 7,300 $ 220,533
Elastic NV
(e)
........................ 3,111 262,848
Figma, Inc. , Class A
(e) (g)
................. 1,085 56,279
Intuit, Inc. .......................... 3,908 2,668,812
Microsoft Corp. ...................... 25,385 13,148,161
Nice Ltd.
(e)
......................... 990 143,416
Oracle Corp. ........................ 4,238 1,191,895
Palantir Technologies, Inc. , Class A
(e)
....... 8,137 1,484,352
Salesforce, Inc. ...................... 7,410 1,756,170
SAP SE ........................... 1,765 472,609
ServiceNow, Inc.
(e)
.................... 1,808 1,663,866
TOTVS SA ......................... 5,712 48,993
Xero Ltd.
(e)
......................... 3,158 329,522
24,752,320
Specialized REITs — 0.2%
American Tower Corp. ................. 55 10,578
Digital Realty Trust, Inc. ................ 38 6,569
Equinix, Inc. ........................ 1,351 1,058,157
1,075,304
Specialty Retail — 0.4%
Best Buy Co., Inc. .................... 1,097 82,955
CarMax, Inc.
(e)
....................... 485 21,762
Home Depot, Inc. (The) ................ 49 19,854
JB Hi-Fi Ltd. ........................ 1,504 115,429
Lojas Renner SA ..................... 213,706 601,497
Pop Mart International Group Ltd.
(d) (f)
........ 6,200 212,362
TJX Cos., Inc. (The) ................... 6,282 908,000
Ultrapar Participacoes SA ............... 27,583 113,913
2,075,772
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ......................... 53,799 13,698,839
Chicony Electronics Co. Ltd. ............. 12,000 54,505
Dell Technologies, Inc. , Class C ........... 378 53,589
Samsung Electronics Co. Ltd. ............ 14,148 848,177
Xiaomi Corp. , Class B
(d) (e) (f)
.............. 105,600 733,915
15,389,025
Textiles, Apparel & Luxury Goods — 0.3%
Hermes International SCA ............... 118 290,167
Makalot Industrial Co. Ltd. ............... 20,460 195,337
Tapestry, Inc. ........................ 7,558 855,717
1,341,221
Tobacco — 0.1%
Japan Tobacco, Inc. ................... 9,600 314,852
Philip Morris International, Inc. ............ 814 132,031
446,883
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc. ........ 56 14,619
Sumitomo Corp. ..................... 6,400 185,171
199,790
Water Utilities — 0.1%
United Utilities Group plc ................ 18,175 280,780
VA Tech Wabag Ltd. ................... 904 14,614
295,394
Wireless Telecommunication Services — 0.3%
Bharti Airtel Ltd. ...................... 7,122 150,627
MTN Group Ltd. ...................... 21,884 184,154
SK Telecom Co. Ltd. ................... 6,783 262,945
SoftBank Corp. ...................... 82,700 121,635
SoftBank Group Corp. ................. 800 100,944
Tele2 AB , Class B .................... 3,412 58,204
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
TIM SA ........................... 14,500 $ 63,969
T-Mobile US, Inc. ..................... 2,113 505,810
1,448,288
Total Common Stocks — 57 .0%
(Cost: $ 217,245,285 ) .............................. 272,930,728
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
Bombardier, Inc., 6.75%, 06/15/33
(d)
....... USD 15 15,654
General Electric Co., 4.90%, 01/29/36 ...... 145 147,020
TransDigm, Inc.
(d)
7.13% , 12/01/31 ................... 47 49,025
6.63% , 03/01/32 ................... 13 13,384
6.38% , 05/31/33 ................... 87 87,978
6.25% , 01/31/34 ................... 5 5,142
6.75% , 01/31/34 ................... 10 10,340
328,543
Automobile Components — 0.1%
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
49 51,401
Icahn Enterprises LP
9.75% , 01/15/29 ................... 52 52,481
10.00% , 11/15/29
(d)
................. 65 65,287
9.00% , 06/15/30 ................... 18 17,356
IHO Verwaltungs GmbH
(d)(h)
7.75% , ( 7.75 % Cash or 8.50 % PIK), 11/15/30 12 12,556
8.00% , ( 8.00 % Cash or 8.75 % PIK), 11/15/32 9 9,445
Patrick Industries, Inc., 6.38%, 11/01/32
(d)
.... 20 20,292
Phinia, Inc., 6.63%, 10/15/32
(d)
........... 17 17,521
246,339
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(d)
...................... 76 74,408
Honda Motor Co. Ltd., 2.53%, 03/10/27 ..... 280 273,883
Nissan Motor Acceptance Co. LLC
(d)
6.95% , 09/15/26 ................... 16 16,208
5.63% , 09/29/28 ................... 15 15,010
6.13% , 09/30/30 ................... 45 45,015
Nissan Motor Co. Ltd.
(d)
7.50% , 07/17/30 ................... 90 94,455
7.75% , 07/17/32 ................... 45 47,622
8.13% , 07/17/35 ................... 15 16,102
582,703
Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.70%), 6.14%, 09/14/28
(a)
..... 600 620,435
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
..................... 400 399,402
5.59% , 08/08/28 ................... 400 415,522
6.61% , 11/07/28 ................... 400 427,676
Bank of America Corp.
(a)
(1-day SOFR + 1.05%), 2.55% , 02/04/28 .. 379 371,185
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 89 88,426
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 39 38,643
(1-day SOFR + 1.99%), 6.20% , 11/10/28 .. 210 218,841
(1-day SOFR + 1.32%), 2.69% , 04/22/32 .. 393 358,015

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. USD 250 $ 249,948
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 330 344,953
(1-day SOFR + 1.70%), 5.74% , 02/12/36 .. 195 202,599
Bank of Montreal, 5.20%, 02/01/28 ........ 360 368,799
BPCE SA, 2.70%, 10/01/29
(d)
............ 274 257,502
Citigroup, Inc.
(a)
(1-day SOFR + 1.15%), 2.67% , 01/29/31 .. 800 743,661
(1-day SOFR + 3.91%), 4.41% , 03/31/31 .. 465 464,216
(1-day SOFR + 2.11%), 2.57% , 06/03/31 .. 350 322,031
(1-day SOFR + 1.17%), 2.56% , 05/01/32 .. 20 18,026
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 310 294,495
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
................. 30 31,610
HSBC Holdings plc
(a)
(1-day SOFR + 1.90%), 5.87% , 11/18/35 .. 200 206,677
(1-day SOFR + 1.56%), 5.45% , 03/03/36 .. 200 206,392
(1-day SOFR + 1.88%), 5.79% , 05/13/36 .. 380 400,908
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
...................... 670 668,003
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ...................... 127 126,438
(1-day SOFR + 1.17%), 2.95% , 02/24/28 .. 266 261,825
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. 6 5,816
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 445 450,884
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29 ...................... 13 13,107
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31 ...................... 725 679,958
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 175 154,504
(1-day SOFR + 1.26%), 2.96% , 01/25/33 .. 220 201,266
(1-day SOFR + 1.85%), 5.35% , 06/01/34 .. 232 241,734
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 98 101,222
Mitsubishi UFJ Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.83%), 2.34%, 01/19/28
(a)
..... 380 371,200
Mizuho Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.75%), 1.55%, 07/09/27
(a)
..... 500 489,851
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
............ 281 281,672
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.34%), 5.30% , 01/21/28 .. 170 172,520
(1-day SOFR + 1.42%), 5.37% , 07/21/36 .. 75 77,180
Royal Bank of Canada, 5.20%, 08/01/28 ..... 420 433,115
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 .. 780 813,814
(1-day SOFR + 2.70%), 6.57% , 06/12/29 .. 250 262,045
(1-day SOFR + 2.14%), 6.34% , 05/31/35 .. 150 159,865
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(a)
.......... 680 711,702
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 ................... 200 206,338
1.90% , 09/17/28 ................... 200 187,763
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 .................. 370 360,963
US Bancorp
(a)
(1-day SOFR + 1.86%), 5.68% , 01/23/35 .. 40 42,116
(1-day SOFR + 1.41%), 5.42% , 02/12/36 .. 235 243,329
Washington Mutual Escrow Bonds
(e)(i)(j)
0.00% , 11/06/09 ................... 100 1,400
0.00% , 09/29/17 ................... 400 —
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., (3-mo. CME Term SOFR +
4.03%), 4.48%, 04/04/31
(a)
............ USD 135 $ 135,739
14,905,331
Beverages — 0.7%
Coca-Cola Co. (The)
3.00% , 03/05/51 ................... 1,460 997,436
2.50% , 03/15/51 ................... 220 134,524
Diageo Capital plc
2.00% , 04/29/30 ................... 780 709,368
2.13% , 04/29/32 ................... 270 233,567
5.50% , 01/24/33 ................... 1,030 1,085,172
3,160,067
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27 ........... 200 195,137
Gilead Sciences, Inc.
5.25% , 10/15/33 ................... 160 167,794
5.55% , 10/15/53 ................... 180 181,696
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ....................... 1,160 1,023,111
1,567,738
Broadline Retail — 0.1%
GrubHub Holdings, Inc., 13.00%, 07/31/30
(d)
.. 29 28,982
Kohl's Corp., 10.00%, 06/01/30
(d)
......... 39 42,406
Macy's Retail Holdings LLC, 7.38%, 08/01/33
(d)
. 25 26,068
Match Group Holdings II LLC, 6.13%, 09/15/33
(d)
50 50,439
Nordstrom, Inc.
4.38% , 04/01/30 ................... 56 52,693
5.00% , 01/15/44 ................... 48 35,261
QVC, Inc., 6.88%, 04/15/29
(d)
............ 62 33,510
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 .................. 60 65,031
9.75% , 04/15/29 ................... 75 84,335
Wayfair LLC
(d)
7.25% , 10/31/29 ................... 34 35,056
7.75% , 09/15/30 ................... 81 84,948
538,729
Building Products — 0.4%
Carlisle Cos., Inc., 5.55%, 09/15/40 ........ 75 75,919
CRH America Finance, Inc., 5.50%, 01/09/35 .. 295 307,883
Owens Corning
3.40% , 08/15/26 ................... 110 109,151
4.30% , 07/15/47 ................... 410 337,884
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ....................... 1,280 1,265,123
2,095,960
Capital Markets — 1.6%
Ares Capital Corp.
2.88% , 06/15/27 ................... 145 141,506
2.88% , 06/15/28 ................... 190 181,401
5.10% , 01/15/31 ................... 50 49,639
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
...... 180 180,893
Blackstone Private Credit Fund, 4.00%, 01/15/29 129 125,950
Coinbase Global, Inc., 3.38%, 10/01/28
(d)
.... 52 49,353
Deutsche Bank AG
(a)
(1-day SOFR + 1.59%), 5.71% , 02/08/28 .. 150 152,725
(1-day SOFR + 2.05%), 5.40% , 09/11/35 .. 173 176,409
FactSet Research Systems, Inc.
2.90% , 03/01/27 ................... 790 775,545
3.45% , 03/01/32 ................... 37 34,184
FS KKR Capital Corp.
2.63% , 01/15/27 ................... 125 121,454
3.13% , 10/12/28 ................... 330 305,872

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.13% , 01/15/30 ................... USD 99 $ 98,558
Goldman Sachs Group, Inc. (The)
(a)
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ...................... 206 204,518
(1-day SOFR + 1.09%), 1.99% , 01/27/32 .. 102 90,008
(1-day SOFR + 1.28%), 2.62% , 04/22/32 .. 133 120,660
(1-day SOFR + 1.25%), 2.38% , 07/21/32 .. 1,455 1,298,586
(1-day SOFR + 1.41%), 3.10% , 02/24/33 .. 305 279,801
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38 ...................... 123 110,250
Jane Street Group, 6.75%, 05/01/33
(d)
...... 40 41,545
LPL Holdings, Inc., 5.65%, 03/15/35 ....... 230 234,338
Moody's Corp., 3.25%, 01/15/28 .......... 69 67,855
Morgan Stanley
(a)
(1-day SOFR + 1.00%), 2.48% , 01/21/28 .. 280 274,056
3.59% , 07/22/28 ................... 35 34,632
(1-day SOFR + 1.14%), 2.70% , 01/22/31 .. 380 355,085
(1-day SOFR + 1.03%), 1.79% , 02/13/32 .. 762 664,600
(1-day SOFR + 1.02%), 1.93% , 04/28/32 .. 24 20,945
(1-day SOFR + 1.20%), 2.51% , 10/20/32 .. 516 460,353
(1-day SOFR + 1.87%), 5.25% , 04/21/34 .. 470 484,675
(1-day SOFR + 1.88%), 5.42% , 07/21/34 .. 240 250,056
Osaic Holdings, Inc.
(d)
6.75% , 08/01/32 ................... 10 10,328
8.00% , 08/01/33 ................... 5 5,182
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(d)
. 25 25,733
StoneX Group, Inc., 7.88%, 03/01/31
(d)
...... 56 58,890
VFH Parent LLC, 7.50%, 06/15/31
(d)
....... 35 36,200
7,521,785
Chemicals — 0.1%
Ecolab, Inc., 2.70%, 12/15/51 ........... 210 132,425
NOVA Chemicals Corp., 9.00%, 02/15/30
(d)
... 8 8,577
Rain Carbon, Inc., 12.25%, 09/01/29
(d)
...... 27 28,914
Sherwin-Williams Co. (The), 5.15%, 08/15/35 .. 340 345,951
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
...................... 30 29,363
545,230
Commercial Services & Supplies — 0.1%
ADT Security Corp. (The), 5.88%, 10/15/33
(d)
.. 35 35,000
Deluxe Corp.
(d)
8.00% , 06/01/29 ................... 10 9,977
8.13% , 09/15/29 ................... 28 29,238
Pitney Bowes, Inc.
(d)
6.88% , 03/15/27 ................... 2 1,998
7.25% , 03/15/29 ................... 20 20,240
RELX Capital, Inc., 5.25%, 03/27/35 ....... 30 30,961
Republic Services, Inc.
4.75% , 07/15/30 ................... 30 30,731
5.20% , 11/15/34 ................... 140 145,161
Waste Connections, Inc., 5.25%, 09/01/35 .... 280 288,504
591,810
Communications Equipment — 0.3%
Cisco Systems, Inc.
4.95% , 02/24/32 ................... 10 10,339
5.30% , 02/26/54 ................... 95 93,774
CommScope LLC
(d)
8.25% , 03/01/27 ................... 28 28,306
9.50% , 12/15/31 ................... 41 42,439
Motorola Solutions, Inc.
2.30% , 11/15/30 ................... 450 406,764
2.75% , 05/24/31 ................... 440 401,657
5.60% , 06/01/32 ................... 240 252,644
5.40% , 04/15/34 ................... 220 228,041
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viasat, Inc.
(d)
6.50% , 07/15/28 ................... USD 54 $ 52,779
7.50% , 05/30/31 ................... 82 76,949
1,593,692
Construction & Engineering — 0.3%
AECOM, 6.00%, 08/01/33
(d)
............ 45 46,008
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(d)
...................... 14 13,565
HTA Group Ltd., 7.50%, 06/04/29
(d)
........ 50 52,015
Quanta Services, Inc., 2.90%, 10/01/30 ..... 1,190 1,110,919
Tutor Perini Corp., 11.88%, 04/30/29
(d)
...... 31 34,719
1,257,226
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 5.15%, 12/01/34 150 153,082
Consumer Finance — 0.9%
AerCap Ireland Capital DAC, 4.95%, 09/10/34 . 165 164,242
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
............ 59 58,980
American Express Co.
2.55% , 03/04/27 ................... 199 195,111
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
. 290 299,098
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
. 130 133,474
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
. 50 52,220
(SOFR Index + 1.32%), 5.44% , 01/30/36
(a)
. 275 286,021
Atlanticus Holdings Corp., 9.75%, 09/01/30
(d)
.. 75 74,522
Bread Financial Holdings, Inc., 9.75%, 03/15/29
(d)
11 11,741
Capital One Financial Corp.
(a)
(1-day SOFR + 3.07%), 7.62% , 10/30/31 .. 890 1,006,583
(1-day SOFR + 2.37%), 5.27% , 05/10/33 .. 100 102,263
(1-day SOFR + 2.60%), 5.82% , 02/01/34 .. 360 377,535
(SOFR Index + 3.37%), 7.96% , 11/02/34 .. 480 567,519
Credit Acceptance Corp.
(d)
9.25% , 12/15/28 ................... 42 44,126
6.63% , 03/15/30 ................... 30 30,050
Enova International, Inc., 9.13%, 08/01/29
(d)
... 49 51,458
EZCORP, Inc., 7.38%, 04/01/32
(d)
......... 15 15,982
goeasy Ltd.
(d)
9.25% , 12/01/28 ................... 35 36,532
7.63% , 07/01/29 ................... 29 29,389
7.38% , 10/01/30 ................... 25 25,125
OneMain Finance Corp.
6.63% , 01/15/28 ................... 43 44,034
6.63% , 05/15/29 ................... 30 30,836
7.88% , 03/15/30 ................... 49 51,850
7.50% , 05/15/31 ................... 50 52,268
SLM Corp., 6.50%, 01/31/30 ............ 30 31,262
Synchrony Financial
2.88% , 10/28/31 ................... 620 549,081
7.25% , 02/02/33 ................... 41 43,751
4,365,053
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The), 5.00%, 09/15/34 ........ 105 105,891
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
. 60 59,995
US Foods, Inc.
(d)
7.25% , 01/15/32 ................... 49 51,300
5.75% , 04/15/33 ................... 36 36,189
Walmart, Inc., 4.90%, 04/28/35 .......... 415 426,895
680,270
Diversified Consumer Services — 0.0%
(d)
Adtalem Global Education, Inc., 5.50%, 03/01/28 12 11,958
Belron UK Finance plc, 5.75%, 10/15/29 ..... 32 32,417
44,375

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs — 0.0%
Uniti Group LP, 10.50%, 02/15/28
(d)
........ USD 64 $ 67,405
Diversified Telecommunication Services — 0.2%
CCO Holdings LLC
6.38% , 09/01/29
(d)
.................. 6 6,083
7.38% , 03/01/31
(d)
.................. 106 109,369
4.50% , 05/01/32 ................... 20 18,201
Koninklijke KPN NV, 8.38%, 10/01/30 ...... 260 304,965
Level 3 Financing, Inc.
(d)
4.25% , 07/01/28 ................... 45 42,074
6.88% , 06/30/33 ................... 80 81,535
7.00% , 03/31/34 ................... 40 40,692
Telecom Italia Capital SA
6.00% , 09/30/34 ................... 17 17,257
7.20% , 07/18/36 ................... 23 24,823
7.72% , 06/04/38 ................... 23 25,479
Windstream Services LLC, 8.25%, 10/01/31
(d)
. 35 36,256
706,734
Electric Utilities — 0.6%
Avangrid, Inc., 3.80%, 06/01/29 .......... 140 137,439
Baltimore Gas & Electric Co., 2.25%, 06/15/31 . 18 16,114
Commonwealth Edison Co., 4.90%, 02/01/33 .. 460 469,160
Eversource Energy
Series U , 1.40% , 08/15/26 ............ 60 58,553
2.90% , 03/01/27 ................... 270 265,167
3.38% , 03/01/32 ................... 220 203,448
Exelon Corp.
2.75% , 03/15/27 ................... 19 18,626
5.45% , 03/15/34 ................... 130 134,927
5.10% , 06/15/45 ................... 10 9,320
4.10% , 03/15/52 ................... 7 5,473
Hawaiian Electric Co., Inc., 6.00%, 10/01/33
(d)
. 20 20,174
NRG Energy, Inc.
(d)
6.25% , 11/01/34 ................... 17 17,426
6.00% , 01/15/36 ................... 25 25,004
NSTAR Electric Co.
3.25% , 05/15/29 ................... 280 271,236
3.95% , 04/01/30 ................... 250 247,824
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ....................... 110 104,448
Public Service Electric & Gas Co.
3.65% , 09/01/28 ................... 80 79,226
5.20% , 08/01/33 ................... 650 674,990
2.05% , 08/01/50 ................... 31 16,811
Tampa Electric Co., 5.15%, 03/01/35 ....... 185 187,555
Vistra Operations Co. LLC, 7.75%, 10/15/31
(d)
. 25 26,455
2,989,376
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 . 15 14,812
Arrow Electronics, Inc., 5.88%, 04/10/34 ..... 205 214,851
CDW LLC
3.57% , 12/01/31 ................... 66 61,617
5.55% , 08/22/34 ................... 250 256,339
Keysight Technologies, Inc.
4.60% , 04/06/27 ................... 620 622,869
3.00% , 10/30/29 ................... 170 161,653
4.95% , 10/15/34 ................... 35 35,221
1,367,362
Energy Equipment & Services — 0.1%
(d)
Kodiak Gas Services LLC
6.50% , 10/01/33 ................... 15 15,273
6.75% , 10/01/35 ................... 15 15,401
Tidewater, Inc., 9.13%, 07/15/30 .......... 65 69,709
USA Compression Partners LP, 6.25%, 10/01/33 20 20,077
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Valaris Ltd., 8.38%, 04/30/30 ............ USD 39 $ 40,476
Viridien, 10.00%, 10/15/30 ............. 30 30,840
Weatherford International Ltd., 6.75%, 10/15/33 45 45,031
236,807
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ....... 122 115,840
Warnermedia Holdings, Inc.
4.05% , 03/15/29 ................... 20 19,300
4.28% , 03/15/32 ................... 20 18,325
5.05% , 03/15/42 ................... 50 39,916
193,381
Financial Services — 0.6%
Burford Capital Global Finance LLC
(d)
6.88% , 04/15/30 ................... 10 10,053
9.25% , 07/01/31 ................... 45 47,815
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 .................. 58 54,662
Fiserv, Inc.
5.45% , 03/02/28 ................... 130 133,651
5.60% , 03/02/33 ................... 275 288,142
Freedom Mortgage Corp.
(d)
12.00% , 10/01/28 .................. 14 14,840
12.25% , 10/01/30 .................. 22 24,542
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 ................... 31 32,617
9.13% , 05/15/31 ................... 36 38,288
8.38% , 04/01/32 ................... 10 10,482
Mastercard, Inc.
3.30% , 03/26/27 ................... 100 99,223
2.00% , 11/18/31 ................... 390 344,287
3.85% , 03/26/50 ................... 370 296,484
MGIC Investment Corp., 5.25%, 08/15/28 .... 830 828,395
Nationstar Mortgage Holdings, Inc.
(d)
6.50% , 08/01/29 ................... 29 29,751
5.13% , 12/15/30 ................... 89 89,783
7.13% , 02/01/32 ................... 20 20,876
NCR Atleos Corp., 9.50%, 04/01/29
(d)
....... 40 43,301
PennyMac Financial Services, Inc.
(d)
7.88% , 12/15/29 ................... 8 8,490
7.13% , 11/15/30 ................... 27 28,114
6.88% , 05/15/32 ................... 25 25,905
6.88% , 02/15/33 ................... 35 36,159
6.75% , 02/15/34 ................... 10 10,201
Rocket Cos., Inc.
(d)
6.13% , 08/01/30 ................... 25 25,658
6.38% , 08/01/33 ................... 30 30,963
UWM Holdings LLC
(d)
6.63% , 02/01/30 ................... 69 70,192
6.25% , 03/15/31 ................... 30 29,857
Visa, Inc., 3.65%, 09/15/47 ............. 180 141,997
2,814,728
Food Products — 0.3%
Kellanova
3.40% , 11/15/27 ................... 190 187,668
4.30% , 05/15/28 ................... 460 463,335
Post Holdings, Inc.
(d)
6.38% , 03/01/33 ................... 46 46,428
6.25% , 10/15/34 ................... 26 26,217
Unilever Capital Corp., 1.75%, 08/12/31 ..... 600 526,203
1,249,851
Gas Utilities — 0.1%
AmeriGas Partners LP
5.75% , 05/20/27 ................... 40 39,991

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
9.38% , 06/01/28
(d)
.................. USD 31 $ 31,848
9.50% , 06/01/30
(d)
.................. 25 26,172
National Fuel Gas Co., 5.95%, 03/15/35 ..... 260 271,144
ONE Gas, Inc., 4.25%, 09/01/32 .......... 45 44,502
413,657
Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 8.38%, 06/15/32
(d)
14 14,643
Canadian National Railway Co., 3.85%, 08/05/32 160 153,922
Hertz Corp. (The), 12.63%, 07/15/29
(d)
...... 23 24,383
Ryder System, Inc.
5.65% , 03/01/28 ................... 25 25,888
6.30% , 12/01/28 ................... 310 329,542
548,378
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
.... 54 56,278
Insulet Corp., 6.50%, 04/01/33
(d)
.......... 51 53,021
Zimmer Biomet Holdings, Inc.
4.70% , 02/19/27 ................... 10 10,072
5.35% , 12/01/28 ................... 40 41,427
160,798
Health Care Providers & Services — 1.4%
Cardinal Health, Inc., 5.35%, 11/15/34 ...... 210 215,859
Cencora, Inc.
2.70% , 03/15/31 ................... 590 541,054
4.30% , 12/15/47 ................... 340 283,105
Cigna Group (The)
4.38% , 10/15/28 ................... 280 281,473
5.25% , 02/15/34 ................... 170 174,989
CVS Health Corp., 5.45%, 09/15/35 ........ 200 203,520
DaVita, Inc.
(d)
4.63% , 06/01/30 ................... 33 31,627
6.88% , 09/01/32 ................... 61 63,015
6.75% , 07/15/33 ................... 25 25,780
HCA, Inc.
5.25% , 06/15/26 ................... 230 230,456
3.13% , 03/15/27 ................... 160 157,750
5.20% , 06/01/28 ................... 170 174,104
5.45% , 04/01/31 ................... 265 275,462
3.63% , 03/15/32 ................... 338 317,095
5.60% , 04/01/34 ................... 245 254,331
5.45% , 09/15/34 ................... 45 46,161
4.63% , 03/15/52 ................... 100 82,575
5.90% , 06/01/53 ................... 80 78,988
Icon Investments Six DAC, 6.00%, 05/08/34 .. 930 976,223
McKesson Corp., 5.10%, 07/15/33 ........ 780 808,200
MPH Acquisition Holdings LLC
(d)
5.75% , 12/31/30 ................... 45 39,612
6.75% , ( 6.75 % Cash or 0.75 % PIK),
03/31/31
(h)
..................... 37 29,879
Quest Diagnostics, Inc.
4.60% , 12/15/27 ................... 280 283,483
4.63% , 12/15/29 ................... 340 345,194
Tenet Healthcare Corp., 6.13%, 10/01/28 .... 49 49,028
UnitedHealth Group, Inc.
4.90% , 04/15/31 ................... 350 358,864
4.50% , 04/15/33 ................... 90 89,050
5.88% , 02/15/53 ................... 60 61,685
5.05% , 04/15/53 ................... 420 384,840
6,863,402
Health Care REITs — 0.2%
Diversified Healthcare Trust
7.25% , 10/15/30
(d)
.................. 10 10,163
4.38% , 03/01/31 ................... 45 39,753
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
MPT Operating Partnership LP, 5.00%, 10/15/27 USD 46 $ 44,561
Ventas Realty LP, 5.10%, 07/15/32 ........ 260 266,067
Welltower OP LLC, 4.50%, 07/01/30 ....... 350 353,265
713,809
Hotels, Restaurants & Leisure — 0.2%
Brinker International, Inc., 8.25%, 07/15/30
(d)
.. 11 11,637
Darden Restaurants, Inc.
4.35% , 10/15/27 ................... 85 85,326
4.55% , 10/15/29 ................... 85 85,446
Genting New York LLC, 7.25%, 10/01/29
(d)
... 19 19,626
Hyatt Hotels Corp., 5.38%, 12/15/31 ....... 390 398,782
Life Time, Inc., 6.00%, 11/15/31
(d)
......... 32 32,511
Light & Wonder International, Inc.
(d)
7.25% , 11/15/29 ................... 34 34,896
7.50% , 09/01/31 ................... 49 50,958
6.25% , 10/01/33 ................... 20 20,034
Lindblad Expeditions LLC, 7.00%, 09/15/30
(d)
.. 10 10,193
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(d)
...................... 20 20,995
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(d)
25 25,412
Sabre GLBL, Inc., 11.25%, 12/15/27
(d)
...... 19 19,813
Viking Cruises Ltd.
(d)
7.00% , 02/15/29 ................... 25 25,126
9.13% , 07/15/31 ................... 27 28,980
5.88% , 10/15/33 ................... 45 45,032
914,767
Household Durables — 0.3%
Century Communities, Inc., 6.63%, 09/15/33
(d)
. 15 15,131
MDC Holdings, Inc., 3.97%, 08/06/61 ....... 100 66,607
NVR, Inc., 3.00%, 05/15/30 ............. 620 586,000
PulteGroup, Inc.
5.00% , 01/15/27 ................... 470 474,100
6.38% , 05/15/33 ................... 240 261,863
Whirlpool Corp., 6.13%, 06/15/30 ......... 20 20,157
1,423,858
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 .............. 370 346,508
Honeywell International, Inc., 5.35%, 03/01/64 . 90 86,576
Pentair Finance SARL
4.50% , 07/01/29 ................... 450 452,101
5.90% , 07/15/32 ................... 190 201,465
1,086,650
Insurance — 0.6%
Acrisure LLC, 6.75%, 07/01/32
(d)
.......... 15 15,445
Allstate Corp. (The), 3.85%, 08/10/49 ...... 140 109,583
Ambac Assurance Corp., 5.10%
(d) (k)
........ 5 6,043
American International Group, Inc., 4.85%,
05/07/30 ....................... 125 127,864
Assurant, Inc., 5.55%, 02/15/36 .......... 75 76,009
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(d)
...................... 38 39,446
CNA Financial Corp., 5.20%, 08/15/35 ...... 100 100,191
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 110 116,255
Markel Group, Inc., 6.00%, 05/16/54 ....... 102 104,077
Marsh & McLennan Cos., Inc.
5.15% , 03/15/34 ................... 280 289,911
5.45% , 03/15/53 ................... 270 267,182
5.70% , 09/15/53 ................... 290 296,886
Progressive Corp. (The), 4.95%, 06/15/33 .... 580 596,699
Stewart Information Services Corp., 3.60%,
11/15/31 ....................... 170 152,286
Willis North America, Inc.
4.65% , 06/15/27 ................... 160 161,227

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.90% , 03/05/54 ................... USD 220 $ 224,116
2,683,220
Interactive Media & Services — 0.1%
Alphabet, Inc., 4.50%, 05/15/35 .......... 500 500,429
Snap, Inc., 6.88%, 03/01/33
(d)
........... 64 65,414
565,843
IT Services — 0.5%
Accenture Capital, Inc., 4.50%, 10/04/34 ..... 25 24,656
CGI, Inc., 2.30%, 09/14/31 ............. 520 457,178
Cogent Communications Group LLC, 7.00%,
06/15/27
(d)
...................... 53 52,859
CoreWeave, Inc.
(d)
9.25% , 06/01/30 ................... 127 131,165
9.00% , 02/01/31 ................... 52 53,294
IBM International Capital Pte. Ltd.
4.90% , 02/05/34 ................... 720 729,346
5.30% , 02/05/54 ................... 420 401,946
International Business Machines Corp., 2.20%,
02/09/27 ....................... 280 273,290
VeriSign, Inc., 5.25%, 06/01/32 .......... 60 61,633
2,185,367
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31
(d)
....... 49 51,030
Machinery — 0.1%
Cummins, Inc., 4.90%, 02/20/29 .......... 160 164,642
Enpro, Inc., 6.13%, 06/01/33
(d)
........... 10 10,220
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
.. 7 7,345
New Flyer Holdings, Inc., 9.25%, 07/01/30
(d)
.. 66 70,644
252,851
Media — 0.2%
AMC Networks, Inc.
10.25% , 01/15/29
(d)
................. 67 70,601
4.25% , 02/15/29 ................... 42 36,540
10.50% , 07/15/32
(d)
................. 50 52,872
CSC Holdings LLC
(d)
5.50% , 04/15/27 ................... 30 28,474
11.25% , 05/15/28 .................. 30 27,773
DirecTV Financing LLC
(d)
5.88% , 08/15/27 ................... 14 13,984
8.88% , 02/01/30 ................... 30 29,632
10.00% , 02/15/31 .................. 85 84,875
Discovery Communications LLC, 5.00%,
09/20/37 ....................... 25 21,451
DISH DBS Corp.
7.38% , 07/01/28 ................... 38 35,015
5.75% , 12/01/28
(d)
.................. 36 34,511
EchoStar Corp.
10.75% , 11/30/29 .................. 79 86,913
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(h)
..................... 87 87,670
Fox Corp., 5.58%, 01/25/49 ............ 80 77,888
GCI LLC, 4.75%, 10/15/28
(d)
............ 29 28,182
Gray Media, Inc., 9.63%, 07/15/32
(d)
....... 5 5,108
iHeartCommunications, Inc.
(d)
9.13% , 05/01/29 ................... 78 70,152
10.88% , 05/01/30 .................. 61 41,450
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ....................... 32 28,559
Nexstar Media, Inc., 4.75%, 11/01/28
(d)
...... 73 71,251
Paramount Global, 4.20%, 05/19/32 ....... 45 41,921
Sinclair Television Group, Inc.
(d)
5.50% , 03/01/30 ................... 11 9,350
4.38% , 12/31/32 ................... 35 24,850
Security
Par (000)
Par (000) Value
Media (continued)
8.13% , 02/15/33 ................... USD 25 $ 25,657
Sirius XM Radio LLC, 4.13%, 07/01/30
(d)
..... 18 16,882
TEGNA, Inc., 5.00%, 09/15/29 ........... 2 1,990
1,053,551
Metals & Mining — 0.2%
Algoma Steel, Inc., 9.13%, 04/15/29
(d)
...... 16 13,633
Century Aluminum Co., 6.88%, 08/01/32
(d)
.... 34 35,238
Champion Iron Canada, Inc., 7.88%, 07/15/32
(d)
25 26,138
Cleveland-Cliffs, Inc., 7.63%, 01/15/34
(d)
..... 40 41,216
Eldorado Gold Corp., 6.25%, 09/01/29
(d)
..... 34 34,128
First Quantum Minerals Ltd., 9.38%, 03/01/29
(d)
66 69,815
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(d)
41 42,367
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(d)
...... 51 52,696
Mineral Resources Ltd., 7.00%, 04/01/31
(d)
... 42 42,543
New Gold, Inc., 6.88%, 04/01/32
(d)
........ 50 52,371
Novelis Corp., 6.88%, 01/30/30
(d)
......... 25 25,924
Reliance, Inc., 2.15%, 08/15/30 .......... 370 332,092
Rio Tinto Finance USA plc, 5.25%, 03/14/35 .. 200 206,096
SunCoke Energy, Inc., 4.88%, 06/30/29
(d)
.... 20 18,693
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
...... 38 40,248
1,033,198
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(d)
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29 15 15,826
EF Holdco, 7.38%, 09/30/30 ............ 20 20,000
Starwood Property Trust, Inc.
3.63% , 07/15/26 ................... 39 38,553
7.25% , 04/01/29 ................... 42 44,102
6.50% , 10/15/30 ................... 25 25,824
144,305
Oil, Gas & Consumable Fuels — 1.2%
Aethon United BR LP, 7.50%, 10/01/29
(d)
..... 12 12,515
Antero Midstream Partners LP, 5.75%, 10/15/33
(d)
30 29,867
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(d)
...................... 53 52,975
California Resources Corp.
(d)
8.25% , 06/15/29 ................... 99 103,242
7.00% , 01/15/34 ................... 53 52,635
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 30 30,327
3.70% , 11/15/29 ................... 170 165,213
2.74% , 12/31/39 ................... 246 206,332
Cheniere Energy, Inc., 4.63%, 10/15/28 ..... 830 827,405
Chevron USA, Inc., 4.98%, 04/15/35 ....... 530 543,507
Chord Energy Corp.
(d)
6.00% , 10/01/30 ................... 20 19,861
6.75% , 03/15/33 ................... 30 30,395
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
16 15,343
ConocoPhillips Co., 5.00%, 01/15/35 ....... 465 471,068
CVR Energy, Inc., 8.50%, 01/15/29
(d)
....... 11 11,243
Enbridge, Inc., 6.20%, 11/15/30 .......... 25 26,978
Global Partners LP
6.88% , 01/15/29 ................... 6 6,052
8.25% , 01/15/32
(d)
.................. 48 50,624
Greenfire Resources Ltd., 12.00%, 10/01/28
(d)
. 15 15,944
Karoon USA Finance, Inc., 10.50%, 05/14/29
(d)
. 10 10,463
Kinder Morgan Energy Partners LP
7.50% , 11/15/40 ................... 16 18,759
5.00% , 08/15/42 ................... 20 18,327
Kinder Morgan, Inc., 5.95%, 08/01/54 ...... 130 130,923
ONEOK, Inc.
5.85% , 01/15/26 ................... 330 330,886
5.65% , 11/01/28 ................... 460 477,022
6.35% , 01/15/31 ................... 380 408,050
6.05% , 09/01/33 ................... 170 180,266

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.15% , 01/15/51 ................... USD 120 $ 134,451
Talos Production, Inc.
(d)
9.00% , 02/01/29 ................... 34 35,157
9.38% , 02/01/31 ................... 34 35,412
Targa Resources Corp.
6.15% , 03/01/29 ................... 810 853,346
5.55% , 08/15/35 ................... 160 163,187
6.50% , 02/15/53 ................... 210 221,081
TotalEnergies Capital SA, 5.49%, 04/05/54 ... 150 148,361
Venture Global LNG, Inc.
(d)
9.50% , 02/01/29 ................... 25 27,551
9.88% , 02/01/32 ................... 61 66,412
Venture Global Plaquemines LNG LLC, 6.75%,
01/15/36
(d)
...................... 30 31,865
5,963,045
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Series
2019-1, Class B, 3.85%, 02/15/28 ....... 36 34,669
American Airlines, Inc.
(d)
7.25% , 02/15/28 ................... 54 55,321
8.50% , 05/15/29 ................... 86 89,711
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
.... 55 55,785
United Airlines Pass-Through Trust, Series 2019-
2, Class B, 3.50%, 05/01/28 ........... 18 17,854
253,340
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 60 61,503
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(d)
20 20,684
Bausch Health Cos., Inc., 11.00%, 09/30/28
(d)
.. 80 83,201
Eli Lilly & Co., 5.05%, 08/14/54 .......... 260 248,031
HLF Financing SARL LLC, 12.25%, 04/15/29
(d)
. 40 43,392
Merck & Co., Inc.
2.45% , 06/24/50 ................... 30 18,006
2.75% , 12/10/51 ................... 19 11,997
5.00% , 05/17/53 ................... 85 79,871
Novartis Capital Corp., 2.20%, 08/14/30 ..... 855 786,039
Zoetis, Inc.
3.00% , 09/12/27 ................... 110 108,067
2.00% , 05/15/30 ................... 800 727,465
2,188,256
Professional Services — 0.3%
Automatic Data Processing, Inc.
1.70% , 05/15/28 ................... 1,510 1,429,959
4.75% , 05/08/32 ................... 175 179,192
CACI International, Inc., 6.38%, 06/15/33
(d)
... 51 52,609
1,661,760
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
5.50% , 04/01/29 ................... 320 332,095
5.95% , 08/15/34 ................... 500 533,318
Five Point Operating Co. LP, 8.00%, 10/01/30
(d)
10 10,148
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
37 36,854
912,415
Semiconductors & Semiconductor Equipment — 1.1%
Amkor Technology, Inc., 5.88%, 10/01/33
(d)
... 40 40,407
ams-OSRAM AG, 12.25%, 03/30/29
(d)
...... 50 53,604
Broadcom, Inc., 3.75%, 02/15/51
(d)
........ 130 101,739
Intel Corp., 4.88%, 02/10/28 ............ 440 446,674
Lam Research Corp., 1.90%, 06/15/30 ...... 1,050 948,362
NVIDIA Corp.
1.55% , 06/15/28 ................... 190 179,310
2.00% , 06/15/31 ................... 870 781,776
3.50% , 04/01/50 ................... 50 38,370
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.70% , 04/01/60 ................... USD 480 $ 363,996
NXP BV
3.88% , 06/18/26 ................... 25 24,947
4.30% , 06/18/29 ................... 172 171,694
3.40% , 05/01/30 ................... 70 67,200
2.50% , 05/11/31 ................... 189 169,552
Texas Instruments, Inc.
1.90% , 09/15/31 ................... 97 85,618
3.65% , 08/16/32 ................... 1,020 980,237
4.90% , 03/14/33 ................... 220 226,588
TSMC Arizona Corp.
4.25% , 04/22/32 ................... 350 350,460
3.25% , 10/25/51 ................... 220 168,389
5,198,923
Software — 1.2%
Adobe, Inc., 2.30%, 02/01/30 ............ 1,010 940,017
AppLovin Corp., 5.50%, 12/01/34 ......... 250 258,061
Autodesk, Inc.
3.50% , 06/15/27 ................... 81 80,308
2.40% , 12/15/31 ................... 54 47,843
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 ................... 40 40,361
9.00% , 09/30/29 ................... 49 50,823
Intuit, Inc.
1.35% , 07/15/27 ................... 860 822,657
1.65% , 07/15/30 ................... 1,060 946,456
5.20% , 09/15/33 ................... 90 94,089
5.50% , 09/15/53 ................... 30 30,219
Oracle Corp.
5.50% , 08/03/35 ................... 580 596,649
5.38% , 09/27/54 ................... 55 50,524
5.95% , 09/26/55 ................... 70 69,785
4.10% , 03/25/61 ................... 120 86,401
Pagaya US Holdings Co. LLC, 8.88%, 08/01/30
(d)
75 69,835
Roper Technologies, Inc.
1.75% , 02/15/31 ................... 26 22,659
5.10% , 09/15/35 ................... 20 20,162
Salesforce, Inc., 3.05%, 07/15/61 ......... 260 163,878
ServiceNow, Inc., 1.40%, 09/01/30 ........ 850 744,336
Workday, Inc., 3.80%, 04/01/32 .......... 500 477,437
5,612,500
Specialized REITs — 0.1%
American Tower Corp.
1.45% , 09/15/26 ................... 120 117,092
5.80% , 11/15/28 ................... 10 10,442
Crown Castle, Inc., 3.65%, 09/01/27 ....... 260 257,298
Equinix, Inc., 1.45%, 05/15/26 ........... 160 157,246
Iron Mountain, Inc., 7.00%, 02/15/29
(d)
...... 28 28,855
Millrose Properties, Inc.
(d)
6.38% , 08/01/30 ................... 15 15,255
6.25% , 09/15/32 ................... 53 53,139
639,327
Specialty Retail — 0.3%
Advance Auto Parts, Inc.
(d)
7.00% , 08/01/30 ................... 20 20,577
7.38% , 08/01/33 ................... 25 25,781
Bath & Body Works, Inc.
6.95% , 03/01/33 ................... 33 34,454
6.88% , 11/01/35 ................... 67 69,682
Carvana Co.
(d)(h)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 59 61,313
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 123 138,858

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Dick's Sporting Goods, Inc., 4.00%, 10/01/29
(d)
. USD 20 $ 19,607
Gap, Inc. (The), 3.63%, 10/01/29
(d)
........ 20 18,710
Home Depot, Inc. (The)
1.50% , 09/15/28 ................... 300 280,674
1.38% , 03/15/31 ................... 31 26,719
1.88% , 09/15/31 ................... 400 349,454
4.50% , 12/06/48 ................... 17 14,941
3.35% , 04/15/50 ................... 240 173,331
Lowe's Cos., Inc.
3.35% , 04/01/27 ................... 250 247,557
3.65% , 04/05/29 ................... 93 91,394
1,573,052
Technology Hardware, Storage & Peripherals — 0.0%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(d)
..... 10 10,549
NetApp, Inc., 5.70%, 03/17/35 ........... 181 189,205
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(d)
................. 20 20,348
220,102
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., 5.00%, 06/15/32 ...... 300 307,355
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
. 49 44,829
352,184
Trading Companies & Distributors — 0.0%
(d)
Alta Equipment Group, Inc., 9.00%, 06/01/29 .. 18 16,800
FTAI Aviation Investors LLC
7.88% , 12/01/30 ................... 49 52,070
7.00% , 06/15/32 ................... 14 14,651
QXO Building Products, Inc., 6.75%, 04/30/32 . 69 71,442
WESCO Distribution, Inc., 6.38%, 03/15/33 ... 30 31,099
186,062
Wireless Telecommunication Services — 0.1%
Connect Finco SARL, 9.00%, 09/15/29
(d)
..... 50 52,570
Millicom International Cellular SA
(d)
6.25% , 03/25/29 ................... 9 9,099
7.38% , 04/02/32 ................... 47 49,009
T-Mobile USA, Inc., 5.50%, 01/15/55 ....... 90 87,020
Zegona Finance plc, 8.63%, 07/15/29
(d)
..... 64 68,128
265,826
Total Corporate Bonds — 19 .8%
(Cost: $ 93,457,020 ) ............................... 94,925,053
Foreign Government Obligations
Chile — 0.0%
Republic of Chile , 3.25% , 09/21/71 ......... 320 200,000
Mexico — 0.1%
United Mexican States
7.38% , 05/13/55 ................... 200 220,100
3.77% , 05/24/61 ................... 250 158,250
378,350
Peru — 0.0%
Republic of Peru , 6.20% , 06/30/55 ......... 80 83,402
Philippines — 0.1%
Republic of Philippines , 5.90% , 02/04/50 ..... 200 213,305
Poland — 0.0%
Republic of Poland , 5.50% , 03/18/54 ........ 60 57,978
Total Foreign Government Obligations — 0 .2%
(Cost: $ 911,841 ) ................................. 933,035
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.62%, 06/25/35
(a)
...... USD 36 $ 31,727
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 19 8,332
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.73%, 11/25/36
(a)
................ 22 20,351
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.55%, 04/25/47
(a)
................ 17 15,978
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.63%, 06/25/47
(a)
................ 10 8,083
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 4.75%, 08/25/47
(a)
...... 4 3,669
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 5.09%, 10/25/46
(a)
.. 39 25,871
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.98%, 07/31/57
(a) (d)
............. 138 52,219
Banc of America Funding Trust, Series 2014-R2,
Class 1C, 0.00%, 11/26/36
(a) (d)
.......... 48 16,488
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term SOFR
at 0.28% Floor and 11.00% Cap + 0.39%),
4.55%, 08/25/36
(a)
.................. 7 6,946
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... 266 104,092
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 .......... 18 15,286
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
....................... 109 40,518
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.62%, 11/25/35
(a)
... 18 3,666
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
.......... 23 10,772
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.61%,
08/25/47
(a)
....................... 71 65,589
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.15%, 03/25/36
(a)
.................. 4 3,657
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... —
(b)
593
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.83%, 09/25/37
(a)
.. 26 16,847
J.P. Morgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (1-mo. CME Term SOFR
at 0.42% Floor and 11.50% Cap + 0.53%),
4.69%, 03/25/37
(a)
.................. 18 14,508
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (d)
... 22 21,495

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 5.11%,
06/25/37
(a)
....................... USD 3 $ 2,826
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 4.06%, 04/25/36
(a)
. 7 3,432
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50% Cap
+ 0.49%), 4.65%, 06/25/36
(a)
........... 9 8,325
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 27 25,409
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
33 29,189
555,868
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.72%,
01/25/36 ...................... 9 8,900
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 4.95%,
01/25/36 ...................... 7 6,723
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.81%,
04/25/36 ...................... 4 3,950
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.65%,
10/25/36 ...................... 4 4,132
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.72%,
10/25/36 ...................... 4 4,129
27,834
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (d)
......... 831 2,608
Total Non-Agency Mortgage-Backed Securities — 0 .1%
(Cost: $ 775,590 ) ................................. 586,310
Beneficial Interest
(000)
Other Interests
(l)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Inc. ........... 490 —
Lehman Brothers Holdings, Inc., Capital Trust VII 130 —
Total Other Interests — 0.0%
(Cost: $ 6 ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Banks — 0.1%
Banco Bradesco SA (Preference) .......... 15,259 50,804
Grupo Cibest SA (Preference)
(e)
........... 9,851 128,299
179,103
Chemicals — 0.0%
Braskem SA (Preference) , Class A
(e)
........ 44,736 55,392
Security
Shares
Shares Value
Electric Utilities — 0.0%
Energisa SA (Preference) ............... 2 $ 3
ISA Energia Brasil SA (Preference) ......... 1,991 9,214
9,217
Metals & Mining — 0.0%
Gerdau SA (Preference) ................ 36,427 113,957
Total Preferred Securities — 0 .1%
(Cost: $ 494,160 ) ................................. 357,669
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.4%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ USD 77 75,107
3.00% , 09/01/27 - 12/01/46 ............ 165 154,860
3.50% , 04/01/31 - 01/01/48 ............ 281 267,565
4.00% , 08/01/40 - 12/01/45 ............ 45 44,245
4.50% , 02/01/39 - 04/01/49 ............ 354 350,868
5.00% , 10/01/41 - 11/01/48 ............ 70 71,700
5.50% , 06/01/41 ................... 31 32,388
6.00% , 01/01/34 ................... 25 25,705
Federal National Mortgage Association ,
4.00% , 01/01/41 ................... 3 3,192
Government National Mortgage Association
2.00% , 08/20/50 - 04/20/52 ............ 3,942 3,260,292
2.00% , 10/15/55
(m)
.................. 1,163 961,256
2.50% , 07/20/51 - 07/20/52 ............ 3,947 3,400,103
2.50% , 10/15/55
(m)
.................. 300 258,233
3.00% , 02/15/45 - 09/20/52 ............ 2,531 2,264,452
3.50% , 01/15/42 - 02/20/52 ............ 896 833,399
4.00% , 04/20/39 - 12/20/47 ............ 158 152,663
4.00% , 10/15/55
(m)
.................. 444 417,404
4.50% , 12/20/39 - 04/20/50 ............ 213 210,804
5.00% , 12/15/38 - 10/20/54 ............ 215 216,009
5.00% , 10/15/55
(m)
.................. 625 621,637
5.50% , 12/20/52 - 12/20/54 ............ 399 403,757
5.50% , 10/15/55
(m)
.................. 625 629,651
6.00% , 09/20/53 - 08/20/54 ............ 100 102,241
6.00% , 10/15/55
(m)
.................. 575 584,783
6.50% , 10/20/53 - 09/20/55 ............ 144 148,568
6.50% , 10/15/55
(m)
.................. 125 128,378
7.50% , 03/15/32 ................... 1 711
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 02/01/52 ............ 3,251 2,704,174
2.00% , 10/25/40 - 10/25/55
(m)
........... 1,400 1,269,425
2.50% , 09/01/27 - 02/01/52 ............ 1,436 1,273,117
2.50% , 10/25/40 - 10/25/55
(m)
........... 1,275 1,122,981
3.00% , 04/01/29 - 03/01/52 ............ 1,439 1,326,937
3.50% , 08/01/30 - 01/01/51 ............ 2,033 1,896,592
3.50% , 10/25/40
(m)
.................. 61 59,092
4.00% , 10/01/33 - 01/01/51 ............ 1,076 1,042,102
4.00% , 10/25/40 - 10/25/55
(m)
........... 525 500,895
4.50% , 06/01/26 - 08/01/53 ............ 1,671 1,656,545
5.00% , 09/01/35 - 01/01/55 ............ 302 302,340
5.00% , 10/25/55
(m)
.................. 1,200 1,189,989
5.50% , 02/01/35 - 11/01/54 ............ 285 292,152
5.50% , 10/25/55
(m)
.................. 1,900 1,915,652
6.00% , 12/01/27 - 07/01/55 ............ 1,847 1,898,628
6.00% , 10/25/55
(m)
.................. 175 178,778
6.50% , 05/01/40 - 04/01/55 ............ 1,035 1,080,273
6.50% , 10/25/55
(m)
.................. 100 103,338
35,432,981

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(d) (n)
........... USD 37 $ 5,828
Total U.S. Government Sponsored Agency Securities — 7 .4%
(Cost: $ 37,515,427 ) ............................... 35,438,809
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 ................... 66 64,979
4.50% , 08/15/39 ................... 382 384,835
4.38% , 11/15/39 ................... 82 81,334
4.63% , 02/15/40 ................... 3,000 3,053,320
1.13% , 05/15/40 - 08/15/40 ............ 694 439,809
1.38% , 11/15/40 ................... 347 226,390
2.25% , 05/15/41 - 02/15/52 ............ 13,000 8,425,429
2.38% , 02/15/42 ................... 4,000 2,964,063
3.13% , 02/15/43 ................... 332 270,982
2.88% , 05/15/43 - 11/15/46 ............ 597 458,520
3.63% , 08/15/43 ................... 332 289,670
3.75% , 11/15/43 ................... 332 293,963
4.75% , 11/15/43 ................... 400 404,250
2.50% , 02/15/45 ................... 593 424,760
3.00% , 02/15/47 ................... 1,500 1,145,391
1.63% , 11/15/50 ................... 3 1,610
1.88% , 11/15/51 ................... 1,000 565,703
U.S. Treasury Notes
4.00% , 12/15/25 - 01/15/27 ............ 700 701,881
4.13% , 06/15/26 ................... 2,100 2,104,873
0.50% , 05/31/27 ................... 129 122,500
2.25% , 08/15/27 ................... 798 778,206
1.25% , 03/31/28 - 09/30/28 ............ 1,047 987,219
2.88% , 08/15/28 ................... 188 184,159
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.13% , 11/15/28 ................... USD 363 $ 357,470
3.75% , 12/31/28 ................... 200 200,633
1.75% , 01/31/29 - 11/15/29 ............ 1,239 1,149,274
2.63% , 02/15/29 ................... 63 60,957
1.88% , 02/28/29 - 02/15/32 ............ 12,352 11,423,095
2.38% , 05/15/29 ................... 7,063 6,755,097
1.63% , 08/15/29 - 05/15/31 ............ 492 448,062
1.50% , 02/15/30 ................... 23 20,974
1.13% , 02/15/31 ................... 179 156,415
1.38% , 11/15/31 ................... 3 2,597
Total U.S. Treasury Obligations — 9 .4%
(Cost: $ 52,719,614 ) ............................... 44,948,420
Total Long-Term Investments — 94.1%
(Cost: $ 404,088,845 ) .............................. 450,775,515
Shares
Shares
Short-Term Securities
Money Market Funds — 5.1%
(o)(p)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(q)
................... 361,930 362,111
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 23,954,516 23,954,516
Total Short-Term Securities — 5 .1%
(Cost: $ 24,316,638 ) ............................... 24,316,627
Total Investments — 99 .2%
(Cost: $ 428,405,483 ) .............................. 475,092,142
Other Assets Less Liabilities — 0.8% .................... 3,877,742
Net Assets — 100.0% ...............................
$ 478,969,884
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Perpetual security with no stated maturity date.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Represents or includes a TBA transaction.
(n)
Zero-coupon bond.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,623,106 $ — $ (3,259,983)
(a)
$ (1,158) $ 146 $ 362,111 361,930 $ 5,713
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 17,343,295 6,611,221
(a)
— — — 23,954,516 23,954,516 498,064 —
iShares Russell 1000 Value
ETF
(c)
.............. 4,626,030 — (4,529,386) 578,121 (674,765) — — 20,035 —
$ 576,963 $ (674,619) $ 24,316,627 $ 523,812 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 45 12/11/25 $ 9,542 $ 66,110
MSCI EAFE Index ......................................................... 4 12/19/25 557 (2,143)
MSCI Emerging Markets Index ................................................. 4 12/19/25 272 2,854
S&P 500 E-Mini Index ....................................................... 4 12/19/25 1,348 18,570
U.S. Treasury 10-Year Note ................................................... 36 12/19/25 4,049 10,937
U.S. Treasury 10-Year Ultra Note ............................................... 61 12/19/25 7,020 1,397
U.S. Treasury Long Bond ..................................................... 26 12/19/25 3,031 57,848
U.S. Treasury 2-Year Note .................................................... 132 12/31/25 27,504 2,192
157,765
Short Contracts
S&P/TSX 60 Index ......................................................... 2 12/18/25 510 (9,564)
MSCI EAFE Index ......................................................... 16 12/19/25 2,228 (1,909)
MSCI Emerging Markets Index ................................................. 47 12/19/25 3,195 (55,514)
Nasdaq-100 E-Mini Index ..................................................... 30 12/19/25 14,941 (389,626)
S&P 500 E-Mini Index ....................................................... 35 12/19/25 11,793 (127,357)
U.S. Treasury 10-Year Note ................................................... 46 12/19/25 5,174 2,156
U.S. Treasury Ultra Bond ..................................................... 311 12/19/25 37,349 (787,561)
U.S. Treasury 5-Year Note .................................................... 125 12/31/25 13,646 13,000
(1,356,375)
$ (1,198,610)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 14,255,419 USD 9,397,516 Credit Agricole Corporate & Investment Bank SA 12/17/25 $ 43,913
EUR 7,699,774 USD 9,077,595 BNP Paribas SA 12/17/25 2,750
USD 133,587 EUR 113,000 Deutsche Bank AG 12/17/25 326
USD 134,150 GBP 99,100 Citibank NA 12/17/25 858
USD 142,820 JPY 20,879,000 Toronto Dominion Bank 12/17/25 505
48,352
CAD 12,259,343 USD 8,904,488 Citibank NA 12/17/25 (63,466)
EUR 7,699,774 USD 9,102,277 Toronto Dominion Bank 12/17/25 (21,932)
JPY 2,770,887,968 EUR 16,049,028 Deutsche Bank AG 12/17/25 (39,802)
JPY 2,770,888,817 USD 18,953,869 Toronto Dominion Bank 12/17/25 (67,046)
(192,246)
$ (143,894)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 6,748 $ 547,357 $ 498,265 $ 49,092
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.29% Quarterly
MSCI ACWI Net
Total Return USD
Index Quarterly
Merrill Lynch International
& Co. 04/07/26 USD 34,997 $ 2,199,901 $ — $ 2,199,901
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 655,491 $ — $ 655,491
Common Stocks
Aerospace & Defense .................................... 2,784,752 5,164,638 — 7,949,390
Air Freight & Logistics .................................... 2,379,476 121,757 — 2,501,233
Automobile Components .................................. 2,201,605 51,673 — 2,253,278
Automobiles .......................................... 3,298,933 1,439,619 — 4,738,552
Banks ............................................... 9,834,759 10,917,512 — 20,752,271
Beverages ........................................... 2,116,892 62,656 — 2,179,548
Biotechnology ......................................... 3,340,360 667,928 — 4,008,288
Broadline Retail ........................................ 9,123,964 1,730,487 — 10,854,451
Capital Markets ........................................ 9,674,029 1,391,270 — 11,065,299
Chemicals ............................................ 1,162,463 1,938,756 — 3,101,219
Commercial Services & Supplies ............................. 505,527 — — 505,527
Communications Equipment ................................ 69,358 1,720,103 — 1,789,461
Construction & Engineering ................................ 2,605,109 1,461,172 — 4,066,281
Construction Materials .................................... — 26,131 — 26,131
Consumer Finance ...................................... 2,692,489 — — 2,692,489
Consumer Staples Distribution & Retail ........................ 5,330,122 728,886 — 6,059,008
Diversified REITs ....................................... — 17,190 — 17,190

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ 2,994,443 $ 2,081,793 $ — $ 5,076,236
Electric Utilities ........................................ 1,238,456 14,321 — 1,252,777
Electrical Equipment ..................................... 2,373,607 4,985,905 — 7,359,512
Electronic Equipment, Instruments & Components ................. 584,347 1,753,230 — 2,337,577
Energy Equipment & Services .............................. 849,428 — — 849,428
Entertainment ......................................... 2,473,620 88,686 — 2,562,306
Financial Services ...................................... 5,735,806 846,933 — 6,582,739
Food Products ......................................... 157,883 1,639,325 — 1,797,208
Gas Utilities ........................................... — 94,002 — 94,002
Ground Transportation ................................... 821,380 — — 821,380
Health Care Equipment & Supplies ........................... 2,060,585 — — 2,060,585
Health Care Providers & Services ............................ 2,297,516 672,100 — 2,969,616
Health Care Technology .................................. 199,004 27,078 — 226,082
Hotels, Restaurants & Leisure .............................. 4,339,264 917,543 — 5,256,807
Household Durables ..................................... 458,206 2,474,027 — 2,932,233
Household Products ..................................... 1,950,484 — — 1,950,484
Independent Power and Renewable Electricity Producers ............ 51,860 — — 51,860
Industrial Conglomerates .................................. 2,461,166 827,462 — 3,288,628
Industrial REITs ........................................ 69,285 — — 69,285
Insurance ............................................ 4,370,897 4,084,152 — 8,455,049
Interactive Media & Services ............................... 9,969,457 4,569,085 — 14,538,542
IT Services ........................................... 1,533,246 1,061,757 — 2,595,003
Life Sciences Tools & Services .............................. — 9,010 — 9,010
Machinery ............................................ 650,833 1,124,888 — 1,775,721
Marine Transportation .................................... — 79,721 — 79,721
Media ............................................... 1,807,825 758,971 — 2,566,796
Metals & Mining ........................................ 3,940,328 678,013 — 4,618,341
Multi-Utilities .......................................... 894,226 1,720,732 — 2,614,958
Oil, Gas & Consumable Fuels ............................... 3,580,600 4,902,916 — 8,483,516
Passenger Airlines ...................................... 886,152 233,542 — 1,119,694
Pharmaceuticals ....................................... 5,289,673 5,512,378 — 10,802,051
Professional Services .................................... 368,065 2,643,562 — 3,011,627
Real Estate Management & Development ....................... 589,574 774,002 — 1,363,576
Residential REITs ....................................... 8,535 — — 8,535
Retail REITs .......................................... 1,095,145 60,630 — 1,155,775
Semiconductors & Semiconductor Equipment .................... 23,216,161 7,394,294 — 30,610,455
Software ............................................. 23,765,812 986,508 — 24,752,320
Specialized REITs ...................................... 1,075,304 — — 1,075,304
Specialty Retail ........................................ 1,747,981 327,791 — 2,075,772
Technology Hardware, Storage & Peripherals .................... 13,752,428 1,636,597 — 15,389,025
Textiles, Apparel & Luxury Goods ............................ 855,717 485,504 — 1,341,221
Tobacco ............................................. 132,031 314,852 — 446,883
Trading Companies & Distributors ............................ 14,619 185,171 — 199,790
Water Utilities ......................................... — 295,394 — 295,394
Wireless Telecommunication Services ......................... 569,779 878,509 — 1,448,288
Corporate Bonds
Aerospace & Defense .................................... — 328,543 — 328,543
Automobile Components .................................. — 246,339 — 246,339
Automobiles .......................................... — 582,703 — 582,703
Banks ............................................... — 14,903,931 1,400 14,905,331
Beverages ........................................... — 3,160,067 — 3,160,067
Biotechnology ......................................... — 1,567,738 — 1,567,738
Broadline Retail ........................................ — 538,729 — 538,729
Building Products ....................................... — 2,095,960 — 2,095,960
Capital Markets ........................................ — 7,521,785 — 7,521,785
Chemicals ............................................ — 545,230 — 545,230
Commercial Services & Supplies ............................. — 591,810 — 591,810
Communications Equipment ................................ — 1,593,692 — 1,593,692
Construction & Engineering ................................ — 1,257,226 — 1,257,226
Construction Materials .................................... — 153,082 — 153,082
Consumer Finance ...................................... — 4,365,053 — 4,365,053
Consumer Staples Distribution & Retail ........................ — 680,270 — 680,270
Diversified Consumer Services .............................. — 44,375 — 44,375
Diversified REITs ....................................... — 67,405 — 67,405
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 706,734 $ — $ 706,734
Electric Utilities ........................................ — 2,989,376 — 2,989,376
Electronic Equipment, Instruments & Components ................. — 1,367,362 — 1,367,362
Energy Equipment & Services .............................. — 236,807 — 236,807
Entertainment ......................................... — 193,381 — 193,381
Financial Services ...................................... — 2,814,728 — 2,814,728
Food Products ......................................... — 1,249,851 — 1,249,851
Gas Utilities ........................................... — 413,657 — 413,657
Ground Transportation ................................... — 548,378 — 548,378
Health Care Equipment & Supplies ........................... — 160,798 — 160,798
Health Care Providers & Services ............................ — 6,863,402 — 6,863,402
Health Care REITs ...................................... — 713,809 — 713,809
Hotels, Restaurants & Leisure .............................. — 914,767 — 914,767
Household Durables ..................................... — 1,423,858 — 1,423,858
Industrial Conglomerates .................................. — 1,086,650 — 1,086,650
Insurance ............................................ — 2,683,220 — 2,683,220
Interactive Media & Services ............................... — 565,843 — 565,843
IT Services ........................................... — 2,185,367 — 2,185,367
Leisure Products ....................................... — 51,030 — 51,030
Machinery ............................................ — 252,851 — 252,851
Media ............................................... — 1,053,551 — 1,053,551
Metals & Mining ........................................ — 1,033,198 — 1,033,198
Mortgage Real Estate Investment Trusts (REITs) .................. — 144,305 — 144,305
Oil, Gas & Consumable Fuels ............................... — 5,963,045 — 5,963,045
Passenger Airlines ...................................... — 253,340 — 253,340
Pharmaceuticals ....................................... — 2,188,256 — 2,188,256
Professional Services .................................... — 1,661,760 — 1,661,760
Real Estate Management & Development ....................... — 912,415 — 912,415
Semiconductors & Semiconductor Equipment .................... — 5,198,923 — 5,198,923
Software ............................................. — 5,612,500 — 5,612,500
Specialized REITs ...................................... — 639,327 — 639,327
Specialty Retail ........................................ — 1,573,052 — 1,573,052
Technology Hardware, Storage & Peripherals .................... — 220,102 — 220,102
Textiles, Apparel & Luxury Goods ............................ — 352,184 — 352,184
Trading Companies & Distributors ............................ — 186,062 — 186,062
Wireless Telecommunication Services ......................... — 265,826 — 265,826
Foreign Government Obligations .............................. — 933,035 — 933,035
Non-Agency Mortgage-Backed Securities ........................ — 586,310 — 586,310
Other Interests .......................................... — — — —
Preferred Securities ....................................... 357,669 — — 357,669
U.S. Government Sponsored Agency Securities .................... — 35,438,809 — 35,438,809
U.S. Treasury Obligations ................................... — 44,948,420 — 44,948,420
Short-Term Securities
Money Market Funds ...................................... 24,316,627 — — 24,316,627
$ 213,024,862 $ 262,065,880 $ 1,400 $ 475,092,142
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 49,092 $ — $ 49,092
Equity contracts ........................................... 21,424 2,266,011 — 2,287,435
Foreign currency exchange contracts ............................ — 48,352 — 48,352
Interest rate contracts ....................................... 87,530 — — 87,530
Liabilities
Equity contracts ........................................... (586,113) — — (586,113)
Foreign currency exchange contracts ............................ — (192,246) — (192,246)
Interest rate contracts ....................................... (787,561) — — (787,561)
$ (1,264,720) $ 2,171,209 $ — $ 906,489
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Balanced Portfolio

Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate